Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 5,586	$ (21,679)
Cash flows from investing activities:
Capital expenditures	(12,138)	(21,522)
Proceeds from sale of property, plant and equipment	13	893
Net cash used in investing activities	(12,125)	(20,629)
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(1,550)	(1,534)
Net cash provided by (used in) financing activities	8,450	(1,534)
Effect of exchange rate changes on cash	(341)	(13)
Net decrease in cash and cash equivalents	1,570	(43,855)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	46,038	32,764
Less: discontinued operations cash and cash equivalents at the end of period	(3,008)
Cash and cash equivalents of continuing operations at the end of period	43,030
Parent Guarantor UCI Holdings Limited [Member]
Cash flows from financing activities:
Net decrease in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	75	1
Cash and cash equivalents at end of period	75	1
Cash and cash equivalents of continuing operations at the end of period	75
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(9,301)	1,500
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(1,500)	(1,500)
Net cash provided by (used in) financing activities	8,500	(1,500)
Net decrease in cash and cash equivalents	(801)
Cash and cash equivalents at beginning of period	2,626	3,026
Cash and cash equivalents at end of period	1,825	3,026
Cash and cash equivalents of continuing operations at the end of period	1,825
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	12,674	(27,344)
Cash flows from investing activities:
Capital expenditures	(9,938)	(17,734)
Proceeds from sale of property, plant and equipment	13	402
Net cash used in investing activities	(9,925)	(17,332)
Cash flows from financing activities:
Debt repayments	(50)	(30)
Intercompany dividends received (paid)	2,368	5,553
Net cash provided by (used in) financing activities	2,318	5,523
Net decrease in cash and cash equivalents	5,067	(39,153)
Cash and cash equivalents at beginning of period	31,945	57,407
Cash and cash equivalents at end of period	37,012	18,254
Less: discontinued operations cash and cash equivalents at the end of period	(2,672)
Cash and cash equivalents of continuing operations at the end of period	34,340
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,213	4,165
Cash flows from investing activities:
Capital expenditures	(2,200)	(3,788)
Proceeds from sale of property, plant and equipment		491
Net cash used in investing activities	(2,200)	(3,297)
Cash flows from financing activities:
Debt repayments		(4)
Intercompany dividends received (paid)	(2,368)	(5,553)
Net cash provided by (used in) financing activities	(2,368)	(5,557)
Effect of exchange rate changes on cash	(341)	(13)
Net decrease in cash and cash equivalents	(2,696)	(4,702)
Cash and cash equivalents at beginning of period	9,822	16,185
Cash and cash equivalents at end of period	7,126	$ 11,483
Less: discontinued operations cash and cash equivalents at the end of period	(336)
Cash and cash equivalents of continuing operations at the end of period	$ 6,790